Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2035 Fund

June 30, 2020

Z35-QTLY-0820
1.9884242.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	668	$11,973
Fidelity Series Commodity Strategy Fund (a)	788	3,025
Fidelity Series Large Cap Growth Index Fund (a)	647	8,133
Fidelity Series Large Cap Stock Fund (a)	591	8,310
Fidelity Series Large Cap Value Index Fund (a)	1,426	15,669
Fidelity Series Small Cap Opportunities Fund (a)	326	3,983
Fidelity Series Value Discovery Fund (a)	480	5,616
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,146)		56,709

International Equity Funds - 37.2%
Fidelity Series Canada Fund (a)	263	2,508
Fidelity Series Emerging Markets Fund (a)	199	1,703
Fidelity Series Emerging Markets Opportunities Fund (a)	803	15,385
Fidelity Series International Growth Fund (a)	398	6,816
Fidelity Series International Index Fund (a)	294	2,794
Fidelity Series International Small Cap Fund (a)	138	2,213
Fidelity Series International Value Fund (a)	811	6,817
Fidelity Series Overseas Fund (a)	658	6,790
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,598)		45,026

Bond Funds - 14.5%
Fidelity Series Corporate Bond Fund (a)	201	2,244
Fidelity Series Emerging Markets Debt Fund (a)	87	782
Fidelity Series Floating Rate High Income Fund (a)	20	171
Fidelity Series Government Bond Index Fund (a)	240	2,702
Fidelity Series High Income Fund (a)	97	859
Fidelity Series Inflation-Protected Bond Index Fund (a)	231	2,410
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Investment Grade Bond Fund (a)	248	3,006
Fidelity Series Investment Grade Securitized Fund (a)	194	2,060
Fidelity Series Long-Term Treasury Bond Index Fund (a)	265	2,754
Fidelity Series Real Estate Income Fund (a)	52	506
TOTAL BOND FUNDS
(Cost $16,817)		17,547

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	14	14
Fidelity Series Short-Term Credit Fund (a)	21	213
Fidelity Series Treasury Bill Index Fund (a)	144	1,443
TOTAL SHORT-TERM FUNDS
(Cost $1,663)		1,670
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,224)		120,952
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$120,952

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,008	$736	$1,260	$--	$99	$3,390	$11,973
Fidelity Series Canada Fund	2,303	56	190	--	(46)	385	2,508
Fidelity Series Commodity Strategy Fund	3,496	84	698	--	(170)	313	3,025
Fidelity Series Corporate Bond Fund	1,695	580	196	15	(6)	171	2,244
Fidelity Series Emerging Markets Debt Fund	693	10	--	10	--	79	782
Fidelity Series Emerging Markets Fund	1,148	295	--	--	--	260	1,703
Fidelity Series Emerging Markets Opportunities Fund	10,559	2,350	167	--	(14)	2,657	15,385
Fidelity Series Floating Rate High Income Fund	158	2	--	2	--	11	171
Fidelity Series Government Bond Index Fund	2,650	397	340	10	13	(18)	2,702
Fidelity Series Government Money Market Fund 0.25%	1,016	421	1,423	1	--	--	14
Fidelity Series High Income Fund	790	12	--	12	--	57	859
Fidelity Series Inflation-Protected Bond Index Fund	2,292	261	225	1	2	80	2,410
Fidelity Series International Credit Fund	49	--	--	--	--	4	53
Fidelity Series International Growth Fund	6,404	204	925	--	40	1,093	6,816
Fidelity Series International Index Fund	2,503	34	134	--	(17)	408	2,794
Fidelity Series International Small Cap Fund	1,889	1	45	--	(4)	372	2,213
Fidelity Series International Value Fund	5,979	282	540	--	(117)	1,213	6,817
Fidelity Series Investment Grade Bond Fund	2,360	636	121	18	3	128	3,006
Fidelity Series Investment Grade Securitized Fund	1,809	507	268	7	2	10	2,060
Fidelity Series Large Cap Growth Index Fund	6,710	482	760	150	71	1,630	8,133
Fidelity Series Large Cap Stock Fund	6,970	271	144	--	(5)	1,218	8,310
Fidelity Series Large Cap Value Index Fund	12,953	1,188	287	--	(66)	1,881	15,669
Fidelity Series Long-Term Treasury Bond Index Fund	2,562	420	163	55	33	(98)	2,754
Fidelity Series Overseas Fund	6,112	410	910	--	(78)	1,256	6,790
Fidelity Series Real Estate Income Fund	435	7	--	7	--	64	506
Fidelity Series Short-Term Credit Fund	204	2	--	1	--	7	213
Fidelity Series Small Cap Opportunities Fund	3,453	84	239	--	(49)	734	3,983
Fidelity Series Treasury Bill Index Fund	2,719	9	1,276	10	(4)	(5)	1,443
Fidelity Series Value Discovery Fund	4,051	940	72	--	(2)	699	5,616
	$102,970	$10,681	$10,383	$299	$(315)	$17,999	$120,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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